Going Concern Evaluation - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate debt and other borrowings [Line Items]
Assumption in a pessimistic scenario to analyze future cash needs percentage of reduction in additional dividends from infrastructure project companies airport and toll roads division in the airport	50.00%
Impact of working capital profitability and order book on variation	50.00%
Cash and cash equivalents excluding infrastructure projects	€ 4,070	€ 4,653
Other borrowings [Member] | Exinfrastructure project [Member]
Corporate debt and other borrowings [Line Items]
Credit drawable	108	114
Corporate debt [Member] | Exinfrastructure project [Member]
Corporate debt and other borrowings [Line Items]
Credit drawable	€ 900	€ 538